Information about Segments and Geographic Areas (Capital Expenditures by Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Capital expenditures	$ 9,915	$ 10,959	$ 7,358
Operating Segments | Google
Segment Reporting Information [Line Items]
Capital expenditures	8,849	11,173	7,006
Operating Segments | Other Bets
Segment Reporting Information [Line Items]
Capital expenditures	869	501	187
Reconciling items
Segment Reporting Information [Line Items]
Capital expenditures	$ 197	$ (715)	$ 165